Cover	Dec. 03, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2021
Entity File Number	001-40057
Entity Registrant Name	BROADSCALE ACQUISITION CORP.
Entity Central Index Key	0001838697
Entity Tax Identification Number	85-3814555
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1845 Walnut Street
Entity Address, Address Line Two	Suite 1111
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(646)
Local Phone Number	849-9975
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-fourth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-fourth of one redeemable warrant
Trading Symbol	SCLEU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	SCLE
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	SCLEW
Security Exchange Name	NASDAQ